Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interest and Finance Costs [Abstract]
Interest on finance lease liability	$ 559	$ 0
Amortization of deferred finance costs and debt discounts	696	1,393
Amortization of deferred finance costs and debt discounts (shares issued to third party - non-cash)	0	81
Other	53	64
Total	9,716	10,395
Long-Term Debt and Other Financial Liabilities [Member]
Interest and Finance Costs [Abstract]
Interest expense	8,408	8,767
Convertible Notes [Member]
Interest and Finance Costs [Abstract]
Interest expense	$ 0	$ 90